GOING CONCERN (Detail Textuals) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Substantial Doubt About Going Concern [Line Items]
Number of stock issued	20,245,519
Toga Capital
Substantial Doubt About Going Concern [Line Items]
Number of stock issued		84,029,292
Subscription price per share		$ 0.01
Subscription agreement | Toga Capital
Substantial Doubt About Going Concern [Line Items]
Number of stock issued	120,000,000	1,200,000,000
Subscription price per share	$ 0.10	$ 0.01
Aggregate price of common stock shares issued	$ 12,000,000	$ 12,000,000
Subscription agreement | AGEL Enterprise International Sdn Bhd
Substantial Doubt About Going Concern [Line Items]
Number of stock issued	107,675,242
Subscription price per share	$ 0.20
Aggregate price of common stock shares issued	$ 21,535,048